Principal Activities, Basis of Presentation, and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Useful Lives of Property Plant and Equipment	Depreciation is recorded on a straight-line basis over useful lives that correspond to categories as follows:

Categories	Years
Information and communication equipment	2 to 5
Office furniture and equipment	3 to 5
Leasehold improvements	3 to 5

Summary of Adjustment to Our Consolidated Balance Sheets	The cumulative effect adjustment recorded to our accumulated deficits was $1.1 million (please see our consolidated statements of changes in shareholders’ equity) and included the impact from the following adjustments to our consolidated balance sheet at January 1, 2019:
(in US$ thousands)	Balance at December 31, 2018	Adjustments due to adoption of new leases accounting standard	Balance at January 1, 2019
Consolidated Balance Sheet
Liabilities
Other noncurrent liabilities	$—	$1,056	$1,056
Shareholders' equity
Accumulated deficit	(228,246)	(1,056)	(229,302)